Report Of The Directors Financial Review Risk Report - Wholesale lending: reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	$ 2,621,427
Financial assets, ending balance	2,880,751	$ 2,621,427
Gross carrying/nominal amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,681,844	1,612,646
Assets written off	(2,976)	(2,797)
Credit-related modifications that resulted in derecognition	(23)	(268)
Foreign exchange and other	42,568	18,200
Financial assets, ending balance	1,750,586	1,681,844
Accumulated impairment
Increase (decrease) in financial assets [abstract]
Increase (decrease) in financial assets	(1,300)
Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(9,125)	(9,056)
Net remeasurement of ECL arising from transfer of stage	(1,001)	(121)
Changes to risk parameters – credit quality	(9,199)	(3,961)
Changes to models used for ECL calculation	433	12
Assets written off	2,974	2,797
Credit-related modifications that resulted in derecognition	7	125
Foreign exchange and other	(436)	(79)
Financial assets, ending balance	(15,391)	(9,125)
ECL income statement change for the period	(8,822)	(2,932)
Recoveries	326	361
Others	(84)	(20)
Total ECL income statement change for the period	(8,580)	(2,591)
12-month expected credit losses | Non-credit impaired | Gross carrying/nominal amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,561,613	1,502,976
Transfers of financial instruments	(129,236)	(36,244)
Foreign exchange and other	32,808	16,838
Financial assets, ending balance	1,506,451	1,561,613
12-month expected credit losses | Non-credit impaired | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,464)	(1,449)
Transfers of financial instruments	(1,122)	(543)
Net remeasurement of ECL arising from transfer of stage	907	669
Changes to risk parameters – credit quality	(408)	2
Changes to models used for ECL calculation	134	(6)
Foreign exchange and other	(47)	(9)
Financial assets, ending balance	(2,331)	(1,464)
ECL income statement change for the period	297	534
Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	105,551	95,104
Transfers of financial instruments	116,783	31,063
Foreign exchange and other	9,123	1,201
Financial assets, ending balance	223,432	105,551
Lifetime expected credit losses | Non-credit impaired | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(2,441)	(2,278)
Transfers of financial instruments	1,951	1,134
Net remeasurement of ECL arising from transfer of stage	(1,158)	(676)
Changes to risk parameters – credit quality	(4,374)	(1,208)
Changes to models used for ECL calculation	294	4
Foreign exchange and other	(223)	(40)
Financial assets, ending balance	(5,403)	(2,441)
ECL income statement change for the period	(4,689)	(1,260)
Lifetime expected credit losses | Credit impaired | Gross carrying/nominal amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	14,335	14,232
Transfers of financial instruments	12,453	5,181
Assets written off	(2,946)	(2,657)
Credit-related modifications that resulted in derecognition	(23)	(268)
Foreign exchange and other	633	160
Financial assets, ending balance	20,424	14,335
Lifetime expected credit losses | Credit impaired | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(5,121)	(5,135)
Transfers of financial instruments	(829)	(591)
Net remeasurement of ECL arising from transfer of stage	(750)	(114)
Changes to risk parameters – credit quality	(4,378)	(2,704)
Changes to models used for ECL calculation	5	14
Assets written off	2,944	2,657
Credit-related modifications that resulted in derecognition	7	125
Foreign exchange and other	(163)	(31)
Financial assets, ending balance	(7,544)	(5,121)
ECL income statement change for the period	(4,390)	(2,154)
Lifetime expected credit losses | POCI | Gross carrying/nominal amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	345	334
Assets written off	(30)	(140)
Foreign exchange and other	4	1
Financial assets, ending balance	279	345
Lifetime expected credit losses | POCI | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(99)	(194)
Changes to risk parameters – credit quality	(39)	(51)
Assets written off	30	140
Foreign exchange and other	(3)	1
Financial assets, ending balance	(113)	(99)
ECL income statement change for the period	(40)	(52)
Wholesale | Gross carrying/nominal amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,023,455	1,010,031
Net new and further lending/repayments	4,143	6,382
Assets written off	(1,567)	(1,452)
Credit-related modifications that resulted in derecognition	(23)	(268)
Foreign exchange and other	26,700	8,762
Financial assets, ending balance	1,052,708	1,023,455
Wholesale | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(5,975)	(6,095)
Net remeasurement of ECL arising from transfer of stage	(869)	(83)
Net new and further lending/repayments	286	401
Changes to risk parameters – credit quality	(5,769)	(1,656)
Changes to models used for ECL calculation	440	(56)
Assets written off	1,567	1,452
Credit-related modifications that resulted in derecognition	7	125
Foreign exchange and other	(304)	(63)
Financial assets, ending balance	(10,617)	(5,975)
ECL income statement change for the period	(5,912)	(1,394)
Recoveries	46	47
Others	(59)	(24)
Total ECL income statement change for the period	(5,925)	(1,371)
Increase (decrease) in financial assets	4,642
Wholesale | 12-month expected credit losses | Non-credit impaired | Gross carrying/nominal amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	925,652	922,192
Transfers of financial instruments	(113,217)	(31,493)
Net new and further lending/repayments	10,451	27,918
Foreign exchange and other	18,219	7,035
Financial assets, ending balance	841,105	925,652
Wholesale | 12-month expected credit losses | Non-credit impaired | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(867)	(902)
Transfers of financial instruments	(493)	(169)
Net remeasurement of ECL arising from transfer of stage	476	223
Net new and further lending/repayments	(437)	(134)
Changes to risk parameters – credit quality	(261)	102
Changes to models used for ECL calculation	137
Foreign exchange and other	(20)	13
Financial assets, ending balance	(1,465)	(867)
ECL income statement change for the period	(85)	191
Wholesale | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	88,169	78,266
Transfers of financial instruments	103,413	28,418
Net new and further lending/repayments	(2,910)	(20,121)
Foreign exchange and other	7,990	1,606
Financial assets, ending balance	196,662	88,169
Wholesale | Lifetime expected credit losses | Non-credit impaired | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,103)	(1,012)
Transfers of financial instruments	770	276
Net remeasurement of ECL arising from transfer of stage	(603)	(268)
Net new and further lending/repayments	141	167
Changes to risk parameters – credit quality	(2,349)	(193)
Changes to models used for ECL calculation	303	(56)
Foreign exchange and other	(157)	(17)
Financial assets, ending balance	(2,998)	(1,103)
ECL income statement change for the period	(2,508)	(350)
Wholesale | Lifetime expected credit losses | Credit impaired | Gross carrying/nominal amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	9,289	9,239
Transfers of financial instruments	9,804	3,075
Net new and further lending/repayments	(3,350)	(1,552)
Assets written off	(1,537)	(1,312)
Credit-related modifications that resulted in derecognition	(23)	(268)
Foreign exchange and other	479	107
Financial assets, ending balance	14,662	9,289
Wholesale | Lifetime expected credit losses | Credit impaired | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(3,906)	(3,987)
Transfers of financial instruments	(277)	(107)
Net remeasurement of ECL arising from transfer of stage	(742)	(38)
Net new and further lending/repayments	583	369
Changes to risk parameters – credit quality	(3,120)	(1,514)
Assets written off	1,537	1,312
Credit-related modifications that resulted in derecognition	7	125
Foreign exchange and other	(123)	(66)
Financial assets, ending balance	(6,041)	(3,906)
ECL income statement change for the period	(3,279)	(1,183)
Wholesale | Lifetime expected credit losses | POCI | Gross carrying/nominal amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	345	334
Net new and further lending/repayments	(48)	137
Assets written off	(30)	(140)
Foreign exchange and other	12	14
Financial assets, ending balance	279	345
Wholesale | Lifetime expected credit losses | POCI | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(99)	(194)
Net new and further lending/repayments	(1)	(1)
Changes to risk parameters – credit quality	(39)	(51)
Assets written off	30	140
Foreign exchange and other	(4)	7
Financial assets, ending balance	(113)	(99)
ECL income statement change for the period	$ (40)	$ (52)